1. Organization and Business (Sept. 2017) (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 03, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Net loss		$ (1,164,406)	$ (1,530,900)	$ (3,732,183)	$ (4,363,567)	$ (6,213,135)		$ (3,483,122)
Net cash used in operating activities				(5,029,810)	(1,885,328)
Accumulated deficit		(40,374,944)		(40,374,944)		(36,642,761)		(30,429,626)
Stockholders equity		10,367,014		10,367,014		10,055,526		14,121,584	$ 13,720,248
Current assets		3,989,900		3,989,900		3,376,788		5,432,031
Cash, Cash Equivalents, and Restricted Cash		3,247,402	$ 3,642,667	3,247,402	$ 3,642,667	2,887,921		5,187,620	$ 4,301,099
Current liabilities		2,126,844		2,126,844		3,856,192		2,606,680
Trade payables		925,000		925,000		925,000	[1]	925,000
Working capital		$ 1,863,056		1,863,056		(479,404)
Proceeds from Warrant Exchange				3,866,573
Proceeds from issuance of equity						$ 0		$ 3,827,782
Subsequent Event [Member] | Direct Offering [Member]
Stock issued new, shares	1,647,691
Warrants issued, shares	1,647,691
Proceeds from issuance of equity	$ 6,425,995
Sony Pictures Home Entertainment [Member]
Proceeds from license agreement				$ 1,489,583
Stock issued for licensing rights, shares				301,231

[1]	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of December 31, 2016, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible. The Company is working with the counterparty to extinguish this liability.